Item 1. Report to Shareholders

T. Rowe Price New America Growth Fund
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Certified Financials

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T. Rowe Price New America Growth Fund
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Certified Financials (Unaudited)

Financial Highlights            For a share outstanding throughout each period
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               6 Months       Year
                  Ended      Ended
                6/30/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $  22.06   $  30.87   $  35.77   $  48.06   $  47.79   $  44.19

Investment activities

  Net investment
  income (loss)   (0.05)     (0.11)     (0.12)     (0.14)     (0.20)     (0.21)

  Net realized
  and unrealized
  gain (loss)      3.85      (8.70)     (4.14)     (4.63)      5.87       7.65

  Total from
  investment
  activities       3.80      (8.81)     (4.26)     (4.77)      5.67       7.44

Distributions

  Net realized
  gain             --         --        (0.64)     (7.52)     (5.40)     (3.84)

NET ASSET VALUE

End of period  $  25.86   $  22.06   $  30.87   $  35.77   $  48.06    $  47.79
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^     17.23%    (28.54)%   (11.89)%   (10.53)%    12.76%     17.89%

Ratio of total
expenses to
average net
assets             1.02%!      0.99%      0.99%      0.93%     0.94%      0.95%

Ratio of net
investment
income (loss)
to average
net assets       (0.44)%!    (0.42)%    (0.36)%    (0.33)%   (0.43)%    (0.49)%

Portfolio
turnover rate      54.4%!      61.5%      52.1%      81.4%     39.7%      45.6%

Net assets,
end of period
(in millions)   $    857    $    761   $  1,183   $  1,519  $  2,064   $  2,064


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price New America Growth Fund
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Certified Financials (Unaudited)                                  June 30, 2003

Statement of Net Assets                                 Shares            Value
--------------------------------------------------------------------------------
                                                                   In thousands

  Common Stocks 98.9%

  CONSUMER DISCRETIONARY 16.5%

  Automobiles 1.3%

  Harley-Davidson                                  275,000      $  10,962

                                                                   10,962


  Hotels, Restaurants & Leisure 0.3%

  Starbucks *                                      110,000          2,697

                                                                    2,697

  Household Durables 0.6%

  Harman International                              60,000          4,748

                                                                    4,748


  Media 7.0%

  AOL Time Warner *                                250,000          4,023

  Clear Channel Communications *                    60,000          2,543

  Echostar Communications, Class A *               190,000          6,578

  Getty Images *                                   147,300          6,083

  Liberty Media, Class A *                       1,450,000         16,762

  Scripps, Class A                                  65,000          5,767

  Univision Communications, Class A *              200,000          6,080

  Viacom, Class B *                                280,000         12,225

                                                                   60,061


  Multiline Retail 4.1%

  Dollar General                                   390,000          7,121

  Family Dollar Stores                             225,000          8,584

  Kohl's *                                         210,000         10,790

  Target                                           240,000          9,082

                                                                   35,577


  Specialty Retail 3.2%

  Home Depot                                       135,000          4,471

  Ross Stores                                      165,000          7,052

  Weight Watchers *                                255,000         11,600

  Williams-Sonoma *                                150,000          4,380

                                                                   27,503

  Total Consumer Discretionary                                    141,548

  CONSUMER STAPLES 3.2%

  Food & Staples Retailing 3.2%

  Costco Wholesale *                               100,000      $   3,660

  Sysco                                            535,000         16,071

  Wal-Mart                                         150,000          8,051

  Total Consumer Staples                                           27,782


  ENERGY 3.6%

  Energy Equipment & Services 3.6%

  Baker Hughes                                     340,000         11,414

  Diamond Offshore Drilling                        480,000         10,075

  Smith International *                            260,000          9,552

  Total Energy                                                     31,041


  FINANCIALS 11.3%

  Capital Markets 4.3%

  Goldman Sachs Group                              145,000         12,144

  Neuberger Berman                                  81,100          3,237

  Northern Trust                                   185,000          7,731

  State Street                                     125,000          4,925

  Waddell & Reed Financial, Class A                346,900          8,905

                                                                   36,942


  Consumer Finance 0.5%

  SLM Corporation                                  105,000          4,113

                                                                    4,113

  Diversified Financial Services 1.7%

  Citigroup                                        330,000         14,124

                                                                   14,124


  Insurance 4.5%

  AMBAC                                            125,000          8,281

  American International Group                     180,000          9,932

  Marsh & McLennan                                 250,000         12,768

  Travelers Property Casualty, Class A             484,037          7,696

                                                                   38,677


  Thrifts & Mortgage Finance 0.3%

  Freddie Mac                                       55,000          2,792

                                                                    2,792

  Total Financials                                                 96,648

  HEALTH CARE 19.2%

  Biotechnology 2.3%

  Amgen *                                          100,000      $   6,644

  Cephalon *                                       110,000          4,528

  Gilead Sciences *                                 90,000          5,002

  MedImmune *                                       95,000          3,455

                                                                   19,629


  Health Care Equipment & Supplies 3.6%

  Biomet                                            75,000          2,150

  Dentsply International                           385,000         15,746

  Medtronic                                        125,000          5,996

  Stryker                                          100,000          6,937

                                                                   30,829


  Health Care Providers & Services 7.6%

  Anthem *                                         160,000         12,344

  Laboratory Corporation of America *              285,000          8,593

  Omnicare                                         725,000         24,498

  UnitedHealth Group                               310,000         15,577

  Wellpoint Health Networks *                       50,000          4,215

                                                                   65,227


  Pharmaceuticals 5.7%

  Abbott Laboratories                              225,000          9,846

  Allergan                                          45,000          3,470

  Eli Lilly                                        100,000          6,897

  Forest Labs *                                     90,000          4,927

  Pfizer                                           685,000         23,393

                                                                   48,533

  Total Health Care                                               164,218


  INDUSTRIALS & BUSINESS SERVICES 9.3%

  Air Freight & Logistics 2.0%

  UPS, Class B                                     275,000         17,517

                                                                   17,517


  Commercial Services & Supplies 4.3%

  Apollo Group, Class A *                          210,000         12,970

  ChoicePoint *                                    650,000         22,438

  Education Management *                            28,700          1,526

                                                                   36,934

  Industrial Conglomerates 1.1%

  GE                                               320,000      $   9,178

                                                                    9,178

  Machinery 0.9%

  Danaher                                          110,000          7,486

                                                                    7,486


  Trading Companies & Distributors 1.0%

  Fastenal                                         250,000          8,485

                                                                    8,485

  Total Industrials & Business Services                            79,600


  INFORMATION TECHNOLOGY 30.3%

  Communications Equipment 3.4%

  Cisco Systems *                                1,450,000         24,200

  Nokia ADR                                        125,000          2,054

  QUALCOMM                                          80,000          2,860

                                                                   29,114


  Computer & Peripherals 1.2%

  Dell Computer *                                  320,000         10,227

                                                                   10,227


  Electronic Equipment & Instruments 1.7%

  CDW *                                            315,000         14,427

                                                                   14,427


  Internet Software & Services 1.5%

  Expedia, Class A *                               120,000          9,166

  InterActiveCorp *                                 90,000          3,561

                                                                   12,727


  IT Services 12.3%

  Accenture, Class A *                             515,000          9,316

  Affiliated Computer Services, Class A *          300,000         13,719

  BISYS Group *                                    250,000          4,593

  Certegy *                                        394,900         10,959

  Concord EFS *                                    600,000          8,832

  First Data                                       580,000         24,035

  Fiserv *                                         525,000         18,695

  SunGard Data Systems *                           600,000         15,546

                                                                  105,695

  Semiconductor & Semiconductor Equipment 5.3%

  Analog Devices *                                 150,000      $   5,223

  Applied Materials *                              750,000         11,895

  Intersil Holding, Class A *                      230,000          6,121

  KLA-Tencor *                                     125,000          5,811

  Maxim Integrated Products                        215,000          7,351

  Microchip Technology                             345,600          8,512

                                                                   44,913


  Software 4.9%

  Adobe Systems                                    170,000          5,452

  Mercury Interactive *                            150,000          5,791

  Microsoft                                        875,000         22,409

  Siebel Systems *                                 215,000          2,051

  Symantec *                                       150,000          6,579

                                                                   42,282

  Total Information Technology                                    259,385


  TELECOMMUNICATION SERVICES 1.7%

  Wireless Telecommunication Services 1.7%

  Vodafone ADR                                     725,000         14,246

  Total Telecommunication Services                                 14,246

  Miscellaneous Common Stocks 3.8%                                 32,705

  Total Common Stocks (Cost $714,897)                             847,173


  Short-Term Investments 1.1%

  Money Market Fund 1.1%

  T. Rowe Price Reserve Investment Fund, 1.16% # 9,269,404          9,269

  Total Short-Term Investments (Cost $9,269)                        9,269

                                                                        Value
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                                                                 In thousands



Total Investments in Securities

100.0% of Net Assets (Cost $724,166)                               $  856,442

Other Assets Less Liabilities                                             262


NET ASSETS                                                         $  856,704
                                                                   ----------

Net Assets Consist of:

Undistributed net
investment income (loss)                                           $   (1,710)

Undistributed net
realized gain (loss)                                                 (161,154)

Net unrealized gain (loss)                                            132,276

Paid-in-capital applicable
to 33,130,624 shares of no par
value capital stock outstanding;
unlimited shares authorized                                           887,292

NET ASSETS                                                         $  856,704
                                                                   ----------

NET ASSET VALUE PER SHARE                                          $    25.86
                                                                   ----------



#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts



The accompanying notes are an integral part of these financial statements.

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T. Rowe Price New America Growth Fund
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Certified Financials (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                     6 Months
                                                                        Ended
                                                                      6/30/03
--------------------------------------------------------------------------------

  Investment Income (Loss)

  Income

     Dividend                                                      $    2,110

     Income distributions from mutual funds                                95

     Security lending                                                       5

     Total income                                                       2,210

  Expenses

     Investment management                                              2,596

     Shareholder servicing                                              1,239

     Custody and accounting                                                60

     Prospectus and shareholder reports                                    22

     Registration                                                          14

     Legal and audit                                                        8

     Trustees                                                               4

     Total expenses                                                     3,943

     Expenses paid indirectly                                             (23)

     Net expenses                                                       3,920

  Net investment income (loss)                                         (1,710)

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss) on securities                               (9,630)

  Change in net unrealized gain (loss) on securities                  138,047

  Net realized and unrealized gain (loss)                             128,417

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                           $  126,707
                                                                   ----------



The accompanying notes are an integral part of these financial statements.
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


T. Rowe Price New America Growth Fund
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Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months           Year
                                                     Ended          Ended
                                                   6/30/03       12/31/02
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations

     Net investment income (loss)                $  (1,710)     $  (3,798)

     Net realized gain (loss)                       (9,630)       (73,887)

     Change in net unrealized gain (loss)          138,047       (246,955)

     Increase (decrease) in net
     assets from operations                        126,707       (324,640)

  Capital share transactions *

     Shares sold                                    57,334        107,979

     Shares redeemed                               (88,380)      (205,579)

     Increase (decrease) in net
     assets from capital
     share transactions                            (31,046)       (97,600)

  Net Assets

  Increase (decrease) during period                 95,661       (422,240)

  Beginning of period                              761,043      1,183,283

  End of period                                  $ 856,704      $ 761,043
                                               -------------------------------
 *Share information

     Shares sold                                     2,465          4,244

     Shares redeemed                                (3,832)        (8,074)

     Increase (decrease) in shares outstanding      (1,367)        (3,830)



The accompanying notes are an integral part of these financial statements.

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T. Rowe Price New America Growth Fund
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Certified Financials (Unaudited)                     June 30, 2003

Notes to Financial Statements
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price New America Growth, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on September 30, 1985. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $23,000 and $0 respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, there were no securities on loan.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $208,840,000 and $224,427,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31, of each year as occurring on the first day of the following tax year; consequently, $11,591,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $139,933,000 of unused capital loss carryforwards, of which $63,480,000 expire in 2009, and $76,453,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $724,166,000. Net unrealized gain aggregated $132,276,000 at period-end, of which $182,301,000 related to appreciated investments and $50,025,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $472,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $984,000 for the six months ended June 30, 2003, of which $194,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $95,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003